Angel Oak Mortgage Trust 2025-1 ABS-15G

Exhibit 99.5

Data Compare Summary (Total)
Run Date - XXX
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	9	0.00%	12
City	0	12	0.00%	12
State	0	12	0.00%	12
Zip	0	12	0.00%	12
Borrower Last Name	2	9	22.22%	12
Original Loan Amount	0	12	0.00%	12
Original Term	3	12	25.00%	12
Amortization Term	3	4	75.00%	12
Original Interest Rate	0	12	0.00%	12
Amortization Type	3	4	75.00%	12
Representative FICO	0	12	0.00%	12
Property Type	0	12	0.00%	12
Lien Position	3	12	25.00%	12
Occupancy	0	12	0.00%	12
Refi Purpose	0	4	0.00%	12
Original CLTV	0	12	0.00%	12
Original LTV	0	12	0.00%	12
Subject Debt Service Coverage Ratio	1	5	20.00%	12
First Payment Date	0	11	0.00%	12
Maturity Date	0	11	0.00%	12
Purpose	0	11	0.00%	12
Appraised Value	1	3	33.33%	12
Contract Sales Price	5	7	71.43%	12
Originator Loan Designation	0	5	0.00%	12
Investor: Qualifying Total Debt Ratio	0	7	0.00%	12
Guideline Name	3	3	100.00%	12
Interest Only Period	1	1	100.00%	12
Borrower First Name	2	8	25.00%	12
Note Date	0	8	0.00%	12
Original P&I	0	8	0.00%	12
# of Units	0	8	0.00%	12
LTV Valuation Value	0	4	0.00%	12
Coborrower First Name	0	1	0.00%	12
Coborrower Last Name	0	1	0.00%	12
Total	27	276	9.78%	12